Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The significant components of the Partnership’s deferred tax assets and liabilities are as follows:

	December 31, 2016 $	December 31, 2015 $
Deferred tax assets:
Tax losses carried forward (1)	109,013	128,523
Other	2,747	2,815
Total deferred tax assets	111,760	131,338
Deferred tax liabilities:
Vessels and equipment	5,974	10,577
Long-term debt	1,691	3,218
Other	1,933	1,204
Total deferred tax liabilities	9,598	14,999
Net deferred tax assets	102,162	116,339
Valuation allowance	(78,365)	(86,906)
Net deferred tax assets	23,797	29,433
Disclosed in:
Deferred tax asset	24,659	30,050
Other long-term liabilities	862	617
Net deferred tax assets	23,797	29,433

(1)
As at December 31, 2016, the income tax losses carried forward of $442.2 million ($506.5 million – December 31, 2015) are available to offset future taxable income in the applicable jurisdictions, and can be carried forward indefinitely.

Certain of the balances in the comparative columns above have been adjusted with no impact on the amount of the net deferred tax assets.

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Current	(3,954)	(1,650)	(1,290)
Deferred	(4,854)	23,007	(889)
Income tax (expense) recovery	(8,808)	21,357	(2,179)

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year ended December 31, 2016 $	Year ended December 31, 2015 $	Year ended December 31, 2014 $
Net income before taxes	53,283	78,786	19,835
Net income not subject to taxes	(19,706)	12,601	(72,469)
Net income subject to taxes	72,989	66,185	92,304
At applicable statutory tax rates	12,972	14,527	12,484
Permanent differences	(13,277)	387	(4,677)
Adjustments related to currency differences	(1,869)	(1,060)	3,349
Valuation allowance	10,982	(35,211)	(8,977)
Tax expense (recovery) related to current year	8,808	(21,357)	2,179

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2016, 2015 and 2014:

	Year ended December 31, 2016 $	Year ended December 31, 2015 $	Year ended December 31, 2014 $
Balance of unrecognized tax benefits as at beginning of the year	4,047	6,779	7,037
Decreases for positions related to prior years	(3,376)	(3,082)	(258)
Increases for positions related to the current year	1,503	350	—
Balance of unrecognized tax benefits as at end of the year	2,174	4,047	6,779

The Partnership does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2010 through 2016 remain open to examination by some of the taxing jurisdictions in which the Partnership is subject to tax.

The interest and penalties on unrecognized tax benefits included in the tabular reconciliation above are not material.